Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 4,915,208	$ 2,670,555
Gross amounts offset in the Statement of Financial Condition	(1,690,080)	(1,526,532)
Net amounts of assets presented in the Statement of Financial Condition	3,225,128	1,144,023
Financial Instruments
Collateral Received	(2,903,341)	(1,144,023)
Net Amount	$ 321,787
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 583,216	$ 361,032
Financial Instruments
Collateral Received	(583,216)	(361,032)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	321,787
Financial Instruments
Net Amount	321,787
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		461,418
Financial Instruments
Collateral Received		(461,418)
Net Amount
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	380,512	321,573
Financial Instruments
Collateral Received	(380,512)	(321,573)
Net Amount
Counterparty L [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,939,613
Financial Instruments
Collateral Received	(1,939,613)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,709,347
Gross amounts offset in the Statement of Financial Condition	(806,006)
Net amounts of assets presented in the Statement of Financial Condition	2,903,341
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	715,230	714,978
Gross amounts offset in the Statement of Financial Condition	(132,014)	(353,946)
Net amounts of assets presented in the Statement of Financial Condition	583,216	361,032
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,424,901
Gross amounts offset in the Statement of Financial Condition		(963,483)
Net amounts of assets presented in the Statement of Financial Condition		461,418
Futures Contracts [Member] | Counterparty J [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	424,187	530,676
Gross amounts offset in the Statement of Financial Condition	(43,675)	(209,103)
Net amounts of assets presented in the Statement of Financial Condition	380,512	$ 321,573
Futures Contracts [Member] | Counterparty L [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,569,930
Gross amounts offset in the Statement of Financial Condition	(630,317)
Net amounts of assets presented in the Statement of Financial Condition	1,939,613
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,205,861
Gross amounts offset in the Statement of Financial Condition	(884,074)
Net amounts of assets presented in the Statement of Financial Condition	$ 321,787